PIMCO Funds

Supplement Dated December 30, 2013 to the
Asset Allocation Funds—Institutional Class, Class P, Administrative Class, Class D,
Class A, Class B, Class C and Class R Prospectus (the "Prospectus"), dated July 31, 2013, as supplemented from time to time

Disclosure Related to PIMCO RealRetirement® Income and Distribution Fund,
PIMCO RealRetirement® 2015 Fund, PIMCO RealRetirement® 2020 Fund,
PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2030 Fund,
PIMCO RealRetirement® 2035 Fund, PIMCO RealRetirement® 2040 Fund,
PIMCO RealRetirement® 2045 Fund and PIMCO RealRetirement® 2050 Fund
(each a "Fund")

Effective January 1, 2014, the chart illustrating each Fund's Allocation Glide Path in each Fund's Fund Summary—Principal Investment Strategies section in the Prospectus is deleted and replaced with the following:

Additionally, effective January 1, 2014, the table setting forth each Fund's permissible range of tactical allocation adjustments in each Fund's Fund Summary—Principal Investment Strategies section in the Prospectus is deleted and replaced with the following:

	Total Equity Allocation		Total Commodity and Real Estate Allocation		Total Fixed Income Allocation
Years to Retirement	Target Allocation	Range	Target Allocation	Range	Target Allocation	Range
40	62.5%	40 - 70%	20.0%	10 - 40%	17.5%	10 - 60%
30	60.0%	40 - 70%	20.0%	5 - 35%	20.0%	10 - 65%
20	50.0%	30 - 55%	15.0%	0 - 25%	35.0%	10 - 75%
10	32.5%	10 - 35%	10.0%	0 - 20%	57.5%	35 - 95%
0	20.0%	5 - 25%	5.0%	0 - 10%	75.0%	60 - 95%